S-K 1602(b)(6) Prospectus Summary, Sponsor Compensation	Jun. 26, 2026 USD ($) shares
AMR Resources Sponsors, LLC [Member] | Class B Ordinary Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	9,583,333
Price Paid or to be Paid for Securities, Total Amount (in Dollars) | $	$ 25,000
AMR Resources Sponsors, LLC [Member] | Private Units [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	437,500
Price Paid or to be Paid for Securities, Total Amount (in Dollars) | $	$ 4,375,000
AMR Resources Sponsors, LLC [Member] | Over-allotment Option [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	475,000
Frank Kristan [Member] | Founder Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	50,000
Price Paid or to be Paid for Securities, Total Amount (in Dollars) | $	$ 150